Mortgage Banking Activities, Analysis of Changes in Fair Value MSRs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in MSRs measured at fair value
Fair value, beginning of year	$ 11,517
Changes in fair value:
Net changes in valuation inputs or assumptions	4,693	$ 2,569	$ (960)
Changes due to collection/realization of expected cash flows over time	2,375	2,210	1,875
Total changes in fair value	(7,068)	(4,779)	(915)
Fair value, end of year	6,125	11,517
Commercial mortgage servicing [Member]
Mortgage Banking Activities Textual [Abstract]
Mortgage servicing rights	1,300	1,400
Servicing asset at amortized cost, fair value	1,400	1,900
Residential mortgage servicing rights [Member]
Changes in MSRs measured at fair value
Fair value, beginning of year	11,517	14,649	13,625
Servicing from securitizations or asset transfers	1,708	1,933	2,010
Sales and other	(32)	(286)	(71)
Net additions	1,676	1,647	1,939
Changes in fair value:
Net changes in valuation inputs or assumptions	(4,693)	(2,569)	960
Changes due to collection/realization of expected cash flows over time	(2,375)	(2,210)	(1,875)
Total changes in fair value	(7,068)	(4,779)	(915)
Fair value, end of year	6,125	11,517	14,649
Residential mortgage servicing rights [Member] | Mortgage interest rates [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	(3,946)	(2,406)	1,337
Residential mortgage servicing rights [Member] | Servicing and foreclosure costs [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	(175)	48	818
Residential mortgage servicing rights [Member] | Discount rates [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	27	145	(830)
Residential mortgage servicing rights [Member] | Prepayment estimates and other [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	$ (599)	$ (356)	$ (365)